CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	As Reported Common Stock	As Reported Additional Paid-In Capital	As Reported Accumulated Deficit	As Reported Accumulated Other Comprehensive (Loss) Income	As Reported	Cumulative Effect, Period of Adoption, Adjustment Legacy Convertible Preferred Stock	Cumulative Effect, Period of Adoption, Adjustment Common Stock	Cumulative Effect, Period of Adoption, Adjustment Additional Paid-In Capital	Cumulative Effect, Period of Adoption, Adjustment	Cumulative Effect, Period of Adoption, Adjusted Balance Common Stock	Cumulative Effect, Period of Adoption, Adjusted Balance Additional Paid-In Capital	Cumulative Effect, Period of Adoption, Adjusted Balance Notes Receivable	Cumulative Effect, Period of Adoption, Adjusted Balance Accumulated Deficit	Cumulative Effect, Period of Adoption, Adjusted Balance Accumulated Other Comprehensive (Loss) Income	Cumulative Effect, Period of Adoption, Adjusted Balance	Legacy Convertible Preferred Stock	Series E Preferred Stock Common Stock	Series E Preferred Stock Additional Paid-In Capital	Series E Preferred Stock	Series E1 Preferred Stock Common Stock	Series E1 Preferred Stock Additional Paid-In Capital	Series E1 Preferred Stock	Common Stock	Additional Paid-In Capital	Notes Receivable	Accumulated Deficit	Accumulated Other Comprehensive (Loss) Income	Total
BALANCE at Dec. 31, 2018						$ (276,889)										$ 276,889
BALANCE (in shares) at Dec. 31, 2018						(84,092,669)										84,092,669
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests [Abstract]
Issuance of Preferred Stock																	$ 2	$ 134,665	$ 134,667		$ 24,977	$ 24,977
Issuance of Preferred Stock (in shares)																	16,426,267			3,046,623
BALANCE at Dec. 31, 2019						$ (436,533)										$ 436,533
BALANCE (in shares) at Dec. 31, 2019						(100,038,109)										100,038,109
BALANCE at Dec. 31, 2018							$ 11	$ 276,878	$ 276,889	$ 13	$ 283,318	$ (249)	$ (190,666)	$ (96)	$ 92,320								$ 2	$ 6,440	$ (249)	$ (190,666)	$ (96)	$ (184,569)
BALANCE (in shares) at Dec. 31, 2018							106,977,440			126,329,695													19,352,255
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of Common Stock options																								708				708
Exercise of Common Stock options (in shares)																							1,217,255
Vesting of restricted Common Stock																							$ 1	7				8
Vesting of restricted Common Stock (in shares)																							6,904,182
Issuance of Common Stock for acquisitions																								3,563				3,563
Issuance of Common Stock for acquisitions (in shares)																							1,066,373
Stock-based compensation expense																								5,215				5,215
Common Stock warrants issued and exercised																								1,038				1,038
Repayment of notes receivable																								(249)	$ 249
Repayment of notes receivable (in shares)																							(76,461)
Net loss																										(103,596)		(103,596)
Other comprehensive income																											171	171
BALANCE at Dec. 31, 2019	$ 16	$ 453,242	$ (294,262)	$ 75	$ 159,071		$ 13	436,520	436,533	$ 16	453,242		(294,262)	75	159,071								$ 3	16,722		(294,262)	75	(277,462)
BALANCE (in shares) at Dec. 31, 2019	154,913,934						128,100,821			154,913,934													26,813,113
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of Common Stock options																								136				136
Exercise of Common Stock options (in shares)																							314,809
Vesting of restricted Common Stock																								4				4
Stock-based compensation expense																								2,333				2,333
Common Stock warrants issued and exercised																								211				211
Net loss																										(45,570)		(45,570)
Other comprehensive income																											(27)	(27)
BALANCE at Jun. 30, 2020																							$ 16	455,926		(339,832)	48	$ 116,158
BALANCE (in shares) at Jun. 30, 2020																							158,729,658
BALANCE at Dec. 31, 2019						$ (436,533)										$ 436,533
BALANCE (in shares) at Dec. 31, 2019						(100,038,109)										100,038,109
BALANCE (in shares) at Dec. 31, 2020																												100,038,109
BALANCE at Dec. 31, 2019	$ 16	$ 453,242	$ (294,262)	$ 75	159,071		$ 13	436,520	436,533	$ 16	453,242		(294,262)	75	159,071								$ 3	16,722		(294,262)	75	$ (277,462)
BALANCE (in shares) at Dec. 31, 2019	154,913,934						128,100,821			154,913,934													26,813,113
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of Common Stock options																								325				325
Exercise of Common Stock options (in shares)																							521,925
Vesting of restricted Common Stock																							$ 1	6				7
Vesting of restricted Common Stock (in shares)																							5,307,357
Issuance of Common Stock for acquisitions																								500				500
Issuance of Common Stock for acquisitions (in shares)																							61,060
Repurchase of shares for employee tax withholdings																								(101)				(101)
Repurchase of shares for employee tax withholdings (in shares)																							(9,308)
Stock-based compensation expense																								8,006				8,006
Common Stock warrants issued and exercised																								1,915				1,915
Common Stock warrants issued and exercised (in shares)																							692,366
Reverse recapitalization, net of transaction costs																							$ 6	380,295				380,301
Reverse recapitalization, net of transaction costs (in shares)																							63,139,263
Net loss					(90,432)																					(34,015)		(34,015)
Other comprehensive income																											(84)	(84)
BALANCE at Dec. 31, 2020					609,253																		$ 23	844,188		(328,277)	(9)	515,925
BALANCE (in shares) at Dec. 31, 2020																							224,626,597
BALANCE at Mar. 31, 2020						$ (436,533)										$ 436,533
BALANCE (in shares) at Mar. 31, 2020						(100,038,109)										100,038,109
BALANCE at Mar. 31, 2020							$ 13	$ 438,037	$ 438,050	$ 16	$ 454,759		$ (316,066)	$ (84)	$ 138,625								$ 3	16,722		(316,066)	(84)	(299,425)
BALANCE (in shares) at Mar. 31, 2020							130,138,012			156,951,125													26,813,113
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of Common Stock options																								4				4
Exercise of Common Stock options (in shares)																							28,173
Vesting of restricted Common Stock																								2				2
Vesting of restricted Common Stock (in shares)																							1,750,360
Stock-based compensation expense																								1,074				1,074
Common Stock warrants issued and exercised																								87				87
Net loss																										(23,766)		(23,766)
Other comprehensive income																											132	132
BALANCE at Jun. 30, 2020																							$ 16	455,926		(339,832)	48	$ 116,158
BALANCE (in shares) at Jun. 30, 2020																							158,729,658
BALANCE (in shares) at Dec. 31, 2020																												100,038,109
BALANCE at Dec. 31, 2020					$ 609,253																		$ 23	844,188		(328,277)	(9)	$ 515,925
BALANCE (in shares) at Dec. 31, 2020																							224,626,597
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of Common Stock options																								3,665				3,665
Exercise of Common Stock options (in shares)																							2,846,734
Vesting of restricted Common Stock (in shares)																							112,030
Issuance of Common Stock for acquisitions																							$ 1	208,988				208,989
Issuance of Common Stock for acquisitions (in shares)																							9,049,338
Repurchase of shares for employee tax withholdings (in shares)																							(9,172)
Stock-based compensation expense																								6,216				6,216
Net loss																										(102,288)		(102,288)
Other comprehensive income																											113	113
BALANCE at Jun. 30, 2021																							$ 26	1,387,779		(430,565)	104	957,344
BALANCE (in shares) at Jun. 30, 2021																							259,545,731
BALANCE at Mar. 31, 2021																							$ 25	1,326,945		(387,385)	(21)	939,564
BALANCE (in shares) at Mar. 31, 2021																							252,436,919
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of Common Stock options																								3,485				3,485
Exercise of Common Stock options (in shares)																							2,683,506
Vesting of restricted Common Stock (in shares)																							56,015
Issuance of Common Stock for acquisitions																							$ 1	49,141				49,142
Issuance of Common Stock for acquisitions (in shares)																							4,013,196
Repurchase of shares for employee tax withholdings (in shares)																							(6,931)
Stock-based compensation expense																								3,999				3,999
Net loss																										(43,180)		(43,180)
Other comprehensive income																											125	125
BALANCE at Jun. 30, 2021																							$ 26	$ 1,387,779		$ (430,565)	$ 104	$ 957,344
BALANCE (in shares) at Jun. 30, 2021																							259,545,731